Information of operating segments - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Net sales	R$ 11,552,921	R$ 9,458,602
Cost of sales	(7,729,167)	(5,699,870)
Adjusted EBITDA	4,865,774	4,557,906
Adjustments to EBITDA	(109,317)	(23,656)
Depreciation, depletion and amortization	(2,497,422)	(1,982,024)
Financial result	7,696,213	(3,040,048)
Net income before taxes	2,259,035	2,552,226
Profit (loss) before tax	9,955,248	(487,822)
Total Net Sales
Disclosure of operating segments [line items]
Net sales	11,552,921	9,458,602
Country of domicile
Disclosure of operating segments [line items]
Net sales	2,148,612	2,058,658
Foreign countries
Disclosure of operating segments [line items]
Net sales	9,404,309	7,399,944
Pulp
Disclosure of operating segments [line items]
Cost of sales	(5,696,157)	(4,374,903)
Adjusted EBITDA	4,254,146	3,902,250
Pulp | Total Net Sales
Disclosure of operating segments [line items]
Net sales	8,611,543	7,359,846
Pulp | Country of domicile
Disclosure of operating segments [line items]
Net sales	457,416	486,168
Pulp | Foreign countries
Disclosure of operating segments [line items]
Net sales	8,154,127	6,873,678
Paper
Disclosure of operating segments [line items]
Cost of sales	(2,033,010)	(1,324,967)
Adjusted EBITDA	611,628	655,656
Paper | Total Net Sales
Disclosure of operating segments [line items]
Net sales	2,941,378	2,098,756
Paper | Country of domicile
Disclosure of operating segments [line items]
Net sales	1,691,196	1,572,490
Paper | Foreign countries
Disclosure of operating segments [line items]
Net sales	R$ 1,250,182	R$ 526,266